INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX
Schedule of provision for income taxes

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Current provision for income tax—Russia	(3,912)	(4,908)	(5,640)	(97.9)
Current provision for income tax—other	(193)	(280)	(799)	(13.9)
Total current provision for income tax	(4,105)	(5,188)	(6,439)	(111.8)
Deferred income tax (expense)/benefit—Russia	(297)	331	1,108	19.3
Deferred income tax benefit—other	485	533	405	7.0
Total deferred income tax benefit	188	864	1,513	26.3
Total provision for income taxes	(3,917)	(4,324)	(4,926)	(85.5)

Schedule of components of net income before income taxes

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Income before income taxes—Russia	18,232	15,683	18,269	317.2
Loss before income taxes—other	(4,636)	(4,576)	(4,687)	(81.4)
Total income before income taxes	13,596	11,107	13,582	235.8

Schedule of statutory Dutch income tax rate reconciled to the Company's effective income tax rate

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Expected provision at Dutch statutory income tax rate of 25%	3,399	2,776	3,396	59.0
Effect of:
Tax on dividends	529	449	872	15.1
Non-deductible share-based compensation	653	848	1,048	18.2
Other expenses not deductible for tax purposes	315	374	612	10.6
Accrual of unrecognized tax benefit	(64)	944	227	3.9
Difference in foreign tax rates	(1,153)	(1,460)	(1,331)	(23.1)
Other	3	248	(230)	(4.0)
Change in valuation allowance	235	145	332	5.8
Provision for income taxes	3,917	4,324	4,926	85.5

Schedule of movements in the valuation allowance

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Balance at the beginning of the period	(414)	(837)	(659)	(11.4)
Charges to expenses	(235)	(145)	(332)	(5.8)
Foreign currency translation adjustment	(188)	323	69	1.2
Balance at the end of the period	(837)	(659)	(922)	(16.0)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Balance at the beginning of the period	97	37	580	10.1
Increases/(decreases) related to prior years tax positions	(13)	469	85	1.4
Increases related to current year tax positions	10	74	41	0.7
Settlements	(57)	—	(416)	(7.2)
Balance at the end of the period	37	580	290	5.0

Schedule of deferred tax assets and liabilities

	2016	2017	2017
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	1,182	1,638	28.4
Net operating loss carryforward	904	2,383	41.4
Intangible assets	372	337	5.9
Property and equipment	63	156	2.7
Other	18	51	0.9
Total deferred tax asset	2,539	4,565	79.3
Valuation allowance	(659)	(922)	(16.0)
Total deferred tax asset, net of valuation allowance	1,880	3,643	63.3
Deferred tax liability
Convertible debt discount	(350)	(138)	(2.4)
Property and equipment	(434)	(511)	(8.9)
Intangible assets	(348)	(311)	(5.4)
Unremitted earnings	(1,066)	(1,456)	(25.3)
Other	(60)	(15)	(0.2)
Total deferred tax liability	(2,258)	(2,431)	(42.2)
Net deferred tax (liability)/asset	(378)	1,212	21.1
Net deferred tax assets	662	2,171	37.7
Net deferred tax liabilities	(1,040)	(959)	(16.6)